Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Regulatory Assets and Liabilities
The following table presents AES Ohio’s regulatory assets and liabilities:

			December 31,
$ in millions	Type of Recovery	Recovery Period	2024	2023
Regulatory assets, current:
Undercollections to be collected through rate riders	A/B/D	2025	$63.4	$51.7
Uncollectible expense being recovered in base rates	B	2025	1.7	1.7
Vegetation management being recovered in base rates	B	2025	2.7	2.7
Rate case expenses being recovered in base rates	B	2025	0.4	0.5
Transmission formula rate debits	A	2025	13.8	—

Total regulatory assets, current			82.0	56.6

Regulatory assets, non-current:
Pension benefits	A	Ongoing	58.8	62.6
Regulatory compliance costs	A	2028	33.2	45.0
Energy efficiency	A/B/D	Undetermined	4.1	4.1
Smart grid and AMI costs	C	Undetermined	1.8	3.2
Unamortized loss on reacquired debt	B	Ongoing	0.5	1.1
Deferred storm costs	B	2025	—	2.2
Deferred rate case costs	B/D	Undetermined	2.4	1.5
Deferred vegetation management	B	2028	21.7	19.9
CIS replacement	D	Undetermined	8.8	3.1
Transmission formula rate debits	A	2026	1.2	6.7
Customer Program Rider	A/D	Undetermined	2.9	—
Uncollectible deferral	B	2028	4.6	6.3

Total regulatory assets, non-current			140.0	155.7

Total regulatory assets			$222.0	$212.3

			December 31,
$ in millions	Type of Recovery	Recovery Period	2024	2023
Regulatory liabilities, current:
Overcollection of costs to be refunded through rate riders	A/B	2025	$9.3	$14.7
Transmission formula rate credits	A	2025	1.0	3.3

Total regulatory liabilities, current			10.3	18.0

Regulatory liabilities, non-current:
Estimated costs of removal - regulated property		Not Applicable	131.0	134.2
Deferred income taxes payable through rates		Ongoing	35.0	42.6
TCJA regulatory liability	B	Ongoing	—	1.0
Transmission formula rate credits	A	2026	1.5	—
PJM transmission enhancement settlement	B	2025	—	1.7
Postretirement benefits	B	Ongoing	1.9	2.6

Total regulatory liabilities, non-current			169.4	182.1

Total regulatory liabilities			$179.7	$200.1

A –	Recovery of incurred costs plus rate of return. Refund of incurred credits, plus rate of return.
B –	Recovery of incurred costs without a rate of return. Refund of incurred credits without a rate of return.
C –	Includes costs associated with Smart Grid Phase 2 development for which recovery is not yet determined but is considered probable of occurring in future rate proceedings.
D –	Recovery not determined, but recovery is probable of occurring in future rate proceedings.